EMPLOYEE BENEFITS - Changes in Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	€ 23,245	€ 24,611
Included in the consolidated income statement	55	142
Included in other comprehensive income/loss ()	(418)	685
Other	(1,202)	(2,193)
Benefits paid	(1,789)	(2,128)
Other changes	587	(65)
Net defined benefit obligation	21,680	23,245
Italian employee severance indemnity (TFR)
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	22,641	23,783
Included in the consolidated income statement	0	0
Included in other comprehensive income/loss ()	(390)	820
Other	(1,056)	(1,962)
Benefits paid	(1,620)	(1,964)
Other changes	564	2
Net defined benefit obligation	21,195	22,641
Pension plans
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit obligation	604	828
Included in the consolidated income statement	55	142
Included in other comprehensive income/loss ()	(28)	(135)
Other	(146)	(231)
Benefits paid	(169)	(164)
Other changes	23	(67)
Net defined benefit obligation	€ 485	€ 604